Income taxes (Tax rate reconciliation) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Earnings before income taxes	$ 256,716	$ 487,153
Combined federal and provincial tax rate	26.90%	26.90%
Computed income tax expense	$ 69,057	$ 131,044
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates applicable to subsidiaries in other countries	(4,482)	2,990
Change in unrecognized deferred tax assets	75,923	16,759
Non taxable portion of capital loss	6,775	0
Loss (Income) in equity-accounted investees	(60,343)	(41,519)
Change in uncertain tax positions	0	(9,331)
Other taxes	15,453	11,709
Foreign exchange permanent differences	(14,939)	12,044
Other permanent differences	(2,570)	2,641
Income tax expense	$ 84,874	$ 126,337